Derivatives and Hedging Instruments (Interest Rate Swap Instruments) (Details) In Millions, unless otherwise specified	Dec. 31, 2012 Interest Rate Swap One [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap One [Member] EUR (€)	Dec. 31, 2012 Interest Rate Swap Two [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap Two [Member] EUR (€)	Dec. 31, 2012 Interest Rate Swap Three [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap Three [Member] CAD	Dec. 31, 2012 Interest Rate Swap Four [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap Four [Member] THB
Derivative [Line Items]
Notional Amount of Interest Rate Cash Flow Hedge Derivatives		€ 4.4		€ 1.8		32.4		11.5
Derivative, Fixed Interest Rate	5.10%	5.10%	5.10%	5.10%	3.30%	3.30%	5.25%	5.25%
Derivative, Basis Spread on Variable Rate	1.50%	1.50%	1.50%	1.50%
Interest Rate Cash Flow Hedge Derivative at Fair Value, Net	$ (1.7)		$ (0.7)		$ (2.6)		$ 0